Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
Net revenues	$ 7,261,545	$ 6,791,902
Cost of revenues	6,535,524	6,305,256
Gross profit	726,021	486,646
Operating expenses
Selling expenses	360,797	35,042
General and administrative expenses	5,015,210	327,064
Research and development expenses	75,605	140,333
Total operating expenses	5,451,612	502,439
Loss from operations	(4,725,591)	(15,793)
Other income (expenses)
Interest income (expense), net	4,502	(24,268)
Other income (expenses), net	5,156	(8,885)
Other income (expenses), net	9,658	(33,153)
Loss before income tax	(4,715,933)	(48,946)
Less: income tax expense	19,769	12,807
Net loss	(4,735,702)	(61,753)
Less: net income / (loss) attributable to non-controlling interests	21,576	(2,187)
Net loss attributable to common shareholders of Baiya International Group Inc.	(4,757,278)	(59,566)
Other comprehensive loss
Foreign currency translation gain / (loss) attributable to the Company	17,504	(14,759)
Foreign currency translation gain / (loss) attributable to noncontrolling interest	4,646	(846)
Total other comprehensive income / (loss)	22,150	(15,605)
Comprehensive loss attributable to the Company	(4,739,774)	(74,325)
Comprehensive income / (loss) attributable to noncontrolling interest	26,222	(3,033)
Total comprehensive loss	$ (4,713,552)	$ (77,358)
Net loss per common share
Basic (in Dollars per share)	$ (0.385)	$ (0.006)
Diluted (in Dollars per share)	$ (0.385)	$ (0.006)
Weighted average number of common shares outstanding
Basic (in Shares)	12,368,833	10,000,000
Diluted (in Shares)	12,368,833	10,000,000